UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

strategyshares

Semi-Annual Shareholder Report

O C T O B E R  3 1 ,  2 0 1 6

PRIVACY NOTICE

Strategy Shares

Rev. June 2016

WHAT DOES STRATEGY SHARES DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and income

●         Account balances and transaction history

●         Information about your investment goals and risk tolerances

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Strategy Shares chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Strategy Shares share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-855-477-3837

PRIVACY NOTICE

Strategy Shares

What we do:
How does Strategy Shares protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Strategy Shares collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Strategy Shares doesn’t jointly market.

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Expense Examples (Unaudited)	October 31, 2016

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2016 and held through the period ended October 31, 2016.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual		Hypothetical	Annualized
	Account	Account	Ending	Expenses Paid		Expenses Paid	Net Expense
	Value	Value	Account Value	During the	Total	During the	Ratio During
Fund	5/1/16	10/31/16	10/31/16	Period(1)	Return	Period(2)(3)	the Period
US Market Rotation Strategy ETF	$1,000.00	$1,008.60	$1,020.42	$ 4.81	0.86%	$ 4.84	0.95%
EcoLogical Strategy ETF	1,000.00	1,054.10	1,020.42	4.92	5.41%	4.84	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report | 1

US Market Rotation Strategy ETF	October 31, 2016 (Unaudited)
Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	5.9%
Consumer Staples	6.2%
Energy	8.3%
Financials	9.0%
Health Care	2.9%
Industrials	0.3%
Information Technology	14.7%
Materials	3.0%
Utilities	3.1%
Exchange-Traded Fund	33.3%
Exchange-Traded Notes	2.7%
Cash Equivalents	10.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 52.0%
Consumer Discretionary — 5.8%
4,348	Netflix, Inc. †	$542,935
Consumer Staples — 6.1%
44,177	Avon Products, Inc.	289,359
5,805	ConAgra Foods, Inc.	279,685
		569,044
Energy — 8.1%
4,395	Anadarko Petroleum Corp.	261,239
6,635	Devon Energy Corp.	251,400
5,070	ONEOK, Inc.	245,540
		758,179
Financials — 8.7%
16,508	Bank of America Corp.	272,382
2,673	CME Group, Inc.	267,567
8,294	Morgan Stanley	278,430
		818,379
Health Care — 2.9%
4,557	Merck & Co., Inc.	267,587
Industrials — 0.3%
690	American Airlines Group	28,014
Information Technology — 14.2%
38,134	Advanced Micro Devices, Inc. †	275,709
2,658	Alibaba Group Holding ADR †	270,292
3,026	Electronic Arts, Inc. †	237,602
2,136	Facebook, Inc. †	279,795
3,884	Qualcomm, Inc.	266,908
		1,330,306
Materials — 2.9%
2,335	Praxair, Inc.	273,335
Utilities — 3.0%
2,213	NextEra Energy, Inc.	283,264
Total Common Stocks (Cost $4,879,132)		$4,871,043
Shares		Fair Value
Exchange-Traded Fund — 32.5%
27,576	IShares Short Treasury Bond ETF	$3,045,493
Total Exchange-Traded Fund (Cost $3,044,309)		$3,045,493
Exchange-Traded Notes — 2.7%
7,036	IPath S&P 500 VIX Short-Term Futures ETN	$240,209
286	Velocity Shares Daily Inverse VIX
	Short-Term ETN	10,562
Total Exchange-Traded Notes (Cost $248,585)		$250,771
Cash Equivalents — 10.3%
968,337	Citibank Money Market Demand Deposit	968,337
Total Cash Equivalents (Cost $968,337)		$968,337
Total Investments — 97.5%
(Cost $9,140,363)		$9,135,644
Other Assets less Liabilities — 2.5%		236,877

Net Assets — 100.0%		$9,372,521

† Non-income producing security

ADR — American Depositary Receipt

ETN — Exchange-Traded Note

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

EcoLogical Strategy ETF	October 31, 2016 (Unaudited)
Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	14.0%
Consumer Staples	22.1%
Financials	19.2%
Health Care	14.1%
Industrials	10.4%
Information Technology	16.0%
Telecommunication Services	2.1%
Cash Equivalents	2.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 98.2%
Consumer Discretionary — 14.0%
5,032	Best Buy Co., Inc.	$195,795
2,471	NIKE, Inc., Class B	123,995
2,582	Ross Stores, Inc.	161,478
2,013	Target Corp.	138,353
2,000	TJX Cos., Inc.	147,500
1,532	Walt Disney Co.	142,001
		909,122
Consumer Staples — 22.1%
1,094	Clorox Co.	131,302
3,369	ConAgra Foods, Inc.	162,318
1,460	CVS Caremark Corp.	122,786
1,532	Dr. Pepper Snapple Group, Inc.	134,494
2,450	General Mills, Inc.	151,851
3,719	Kroger Co.	115,215
3,295	Mondelez International, Inc.	148,077
1,729	Procter & Gamble Co.	150,077
3,238	Sysco Corp.	155,812
2,328	Tyson Foods, Inc., Class A	164,940
		1,436,872
Financials — 19.3%
2,433	AFLAC, Inc.	167,561
3,629	Bank of New York Mellon Corp.	157,027
2,772	Discover Financial Services	156,147
3,672	Loews Corp.	158,006
2,477	Marsh & McLennan Cos., Inc.	157,017
4,361	Sun Life Financial, Inc.	146,006
3,386	Toronto-Dominion Bank	153,657
4,319	Unum Group	152,893
		1,248,314
Shares		Fair Value
Common Stocks — (Continued)
Health Care — 14.2%
3,894	Agilent Technologies, Inc.	$169,662
980	Amgen, Inc.	138,337
3,270	Baxter International, Inc.	155,619
569	Biogen Idec, Inc. †	159,422
1,250	Johnson & Johnson	144,988
1,051	UnitedHealth Group, Inc.	148,538
		916,566
Industrials — 10.4%
858	3M Co.	141,827
1,685	Cintas Corp.	179,739
2,582	Waste Management, Inc.	169,534
3,763	Xylem, Inc.	181,866
		672,966
Information Technology — 16.1%
1,232	Accenture PLC, Class A	143,208
5,054	CA, Inc.	155,360
2,188	KLA-Tencor Corp.	164,341
5,425	NVIDIA Corp.	386,042
2,708	Texas Instruments, Inc.	191,861
		1,040,812
Telecommunication Services — 2.1%
2,779	Verizon Communications, Inc.	133,670
Total Common Stocks (Cost $5,548,198)		$6,358,322
Cash Equivalents — 2.1%
135,485	Citibank Money Market Demand Deposit	135,485
Total Cash Equivalents (Cost $135,485)		$135,485
Total Investments — 100.3%
(Cost $5,683,683)		$6,493,807
Liabilities less Other Assets — (0.3)%		(17,259)

Net Assets — 100.0%		$6,476,548

† Non-income producing security

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Statements of Assets and Liabilities	October 31, 2016 (Unaudited)

	US Market Rotation	EcoLogical
	Strategy ETF	Strategy ETF
Assets:
Investments, at value (Cost $8,172,026 and $5,548,198)	$8,167,307	$6,358,322
Cash	968,337	135,485
Dividends and interest receivable	7,683	10,168
Receivable for investments sold	2,642,659	—
Receivable from Advisor	6,620	8,101
Prepaid expenses	2,705	1,609
Total Assets	11,795,311	6,513,685
Liabilities:
Payable for investments purchased	2,389,951	—
Accrued expenses:
Administration	5,336	2,369
Administrative support fees	4,374	4,257
Compliance services	1,132	3,233
Custodian	—	527
Fund accounting	112	33
Other	21,885	26,718
Total Liabilities	2,422,790	37,137
Net Assets	$9,372,521	$6,476,548
Net Assets consist of:
Capital	$8,602,949	$5,174,626
Accumulated undistributed net investment income	37,565	46,450
Accumulated net realized gains from investments	736,726	445,348
Net unrealized appreciation/(depreciation) on investments	(4,719)	810,124
Net Assets	$9,372,521	$6,476,548
Net Assets:	$9,372,521	$6,476,548
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	250,000	175,000
Net Asset Value (offering and redemption price per share):	$37.49	$37.01

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Operations	For the six months ended October 31, 2016 (Unaudited)

	US Market Rotation	EcoLogical
	Strategy ETF	Strategy ETF
Investment Income:
Dividend income (Net of foreign tax withholding of $395 and $1,238)	$49,908	$62,526
Total Investment Income	49,908	62,526
Expenses:
Advisory fees	15,906	19,393
Administration fees	25,206	25,206
Administrative support fees	15,516	15,577
Fund accounting fees	499	463
Custodian fees	643	629
Trustee fees	3,105	3,450
Compliance services fees	6,429	5,969
Legal and audit fees	9,300	10,505
Printing fees	6,599	8,827
Other fees	8,144	8,481
Total Expenses before fee reductions	91,347	98,500
Expenses contractually waived or reimbursed by the Advisor	(65,969)	(67,703)
Total Net Expenses	25,378	30,797
Net Investment Income	24,530	31,729
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains from investments	164,540	79,288
Change in unrealized appreciation/depreciation on investments	(215,009)	221,879
Net Realized and Unrealized Gains (Losses) on Investments	(50,469)	301,167
Change in Net Assets Resulting From Operations	$(25,939)	$332,896

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Changes in Net Assets

	US Market Rotation Strategy ETF		EcoLogical Strategy ETF
	Six Months Ended		Six Months Ended
	October 31, 2016	Year Ended	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016	(Unaudited)	April 30, 2016
From Investment Activities:
Operations:
Net investment income	$24,530	$43,509	$31,729	$15,311
Net realized gains from investments and in-kind redemptions	164,540	836,861	79,288	738,142
Change in unrealized appreciation/depreciation on investments	(215,009)	(883,214)	221,879	(885,229)
Change in net assets resulting from operations	(25,939)	(2,844)	332,896	(131,776)
Distributions to Shareholders From:
Net investment income	—	(62,716)	—	(6,704)
Net realized gains on investments	—	(85,381)	—	(294,681)
Change in net assets from distributions	—	(148,097)	—	(301,385)
Capital Transactions:
Proceeds from shares issued	4,752,275	—	—	—
Cost of shares redeemed	—	(896,259)	—	(1,781,347)
Change in net assets from capital transactions	4,752,275	(896,259)	—	(1,781,347)
Change in net assets	4,726,336	(1,047,200)	332,896	(2,214,508)
Net Assets:
Beginning of period	4,646,185	5,693,385	6,143,652	8,358,160
End of period	$9,372,521	$4,646,185	$6,476,548	$6,143,652
Accumulated undistributed net investment income	$37,565	$13,035	$46,450	$14,721
Share Transactions:
Issued	125,000	—	—	—
Redeemed	—	(25,000)	—	(50,000)
Change in shares	125,000	(25,000)	—	(50,000)

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

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Financial Highlights	Strategy Shares

			Net realized			Distributions from
			and unrealized	Total from	Distributions from	net realized gains
	Net Asset Value,	Net investment	gains (losses) on	investment	net investment	from investment
	beginning of period	income (loss)	investments	activities	income	transactions
US Market Rotation Strategy ETF
Six Months ended October 31, 2016 (Unaudited)	$37.17	0.05	0.27(a)	0.32	—	—
Year Ended April 30, 2016	$37.96	0.29	(0.09)(a)	0.20	(0.42)	(0.57)
Year Ended April 30, 2015	$35.16	0.25	4.41	4.66	(0.24)	(1.62)
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	(0.26)
July 23, 2012(g) through April 30, 2013	$25.00	0.17	4.59	4.76	(0.13)	—

EcoLogical Strategy ETF
Six Months ended October 31, 2016 (Unaudited)	$35.11	0.18	1.72	1.90	—	—
Year Ended April 30, 2016	$37.15	0.09	(0.62)	(0.53)	(0.04)	(1.47)
Year Ended April 30, 2015	$34.75	0.10	2.77	2.87	(0.08)	(0.39)
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	(0.28)
June 18, 2012(g) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	—

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for periods less than one year.

(f)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(g)	Commencement of operations.

(h)	Effective June 1, 2016, Tuttle Tactical Management, LLC became the investment Subadviser to the US Market Rotation Strategy ETF. Costs of purchase and proceeds from sales of portfolio securities associated with the change in Subadviser contributed to a higher portfolio turnover rate for the period ended October 31, 2016 as compared to prior years.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

						Ratio of Net
				Ratio of Net	Ratio of Gross	Investment
				Expenses to	Expenses to	Income (Loss)	Net Assets at
Total	Net Asset Value,	Total	Total return at	Average Net	Average Net	to Average Net	end of period	Portfolio
distributions	end of period	return(b)(c)	market(b)(d)	Assets(e)	Assets(e)(f)	Assets(e)	(000’s)	turnover(b)

—	$37.49	0.86%	0.53%	0.95%	3.42%	0.92%	$9,373	1,525%(h)
(0.99)	$37.17	0.47%	0.76%	0.95%	3.83%	0.80%	$4,646	85%
(1.86)	$37.96	13.26%	14.68%	0.95%	2.86%	0.51%	$5,693	16%
(0.45)	$35.16	20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%
(0.13)	$29.63	19.11%	19.19%	0.95%	4.42%	0.82%	$11,113	13%

—	$37.01	5.41%	6.00%	0.95%	3.04%	0.98%	$6,477	28%
(1.51)	$35.11	-1.55%	-3.17%	0.95%	3.57%	0.22%	$6,144	107%
(0.47)	$37.15	8.26%	10.19%	0.95%	2.79%	0.19%	$8,358	54%
(0.35)	$34.75	19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%
(0.13)	$29.42	18.27%	18.47%	0.95%	4.21%	0.63%	$9,679	16%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Notes to Financial Statements	October 31, 2016 (Unaudited)

(1)	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: US Market Rotation Strategy ETF (formerly the “US Equity Rotation Strategy ETF”) and EcoLogical Strategy ETF (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2016, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Total Investments
US Market Rotation Strategy ETF
Common Stocks(1)	$4,871,043	$4,871,043
Exchange Traded Fund	3,045,493	3,045,493
Exchange Traded Notes	250,771	250,771
Cash Equivalents	968,337	968,337
Total Investments	$9,135,644	$9,135,644
EcoLogical Strategy ETF
Common Stocks(1)	$6,358,322	$6,358,322
Cash Equivalents	135,485	135,485
Total Investments	$6,493,807	$6,493,807

(1)	Please see Portfolio of Investments for industry classifications.

10 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended October 31, 2016. As of October 31, 2016, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

D.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among both Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with the Mutual Fund & Variable Insurance Trust, another open-end management investment company managed by Rational Advisors. Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

The Advisor, a wholly-owned subsidiary of Rational Capital LLC, serves as the Funds’ investment advisor. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisers of other funds in the same group of investment companies also known as a “fund complex”. The Advisor receives a fee for its services, computed daily and paid monthly, of 0.60% of each Fund’s average daily net assets. Effective June 1, 2016, Tuttle Tactical Management, LLC became the investment sub-advisor to the US Market Rotation Strategy ETF.

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2017. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

As of October 31, 2016, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
	4/30/17	4/30/18	4/30/19	4/30/20	Total
US Market Rotation
Strategy ETF	$154,843	$202,715	$156,693	$65,969	$580,220
EcoLogical Strategy ETF	171,029	202,369	186,178	67,703	627,279

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues Shares of a Fund in Creation Units to fill purchase orders for Fund Shares, maintains records of the issuance and redemption of each Fund’s Shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.04% of the first $500 million in aggregate net assets of the Funds;

- 0.035% of the aggregate net assets of the next $500 million; and

- 0.02% of the aggregate net assets in excess of $1 billion

The asset-based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by $50,000.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each fund pays MFund a fee accrued daily and paid monthly based on a percentage of each fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.030% of the aggregate net assets from $0 to $1,000,000,000; and

- 0.020% of the aggregate net assets from $1,000,000,000 and above

The asset-based fees are subject to an annual minimum of $30,000 per fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (Continued)

C.	Distribution and Shareholder Services Fees

Effective May 1, 2016, Foreside Fund Services, LLC (the “Distributor”) became the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

Pursuant to a Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

During the period ended October 31, 2016, the EcoLogical Strategy ETF paid $919 to Citi Global Markets, Inc., which is considered a broker dealer affiliate due to their status as an Authorized Participant for the Funds, on the execution of purchases and sales of the Funds’ portfolio investments.

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2016 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF	$76,687,804	$77,301,185
EcoLogical Strategy ETF	1,746,934	1,783,151

Purchases and sales of in-kind transactions for the period ended October 31, 2016 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF	$4,158,841	$—
EcoLogical Strategy ETF	—	—

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the US Market Rotation Strategy ETF and EcoLogical Strategy ETF are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2016, the Funds did not deliver securities in exchange for the redemption of capital shares (redemptions-in-kind).

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of October 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
US Market Rotation Strategy ETF	$9,322,500	$76,809	$(263,665)	$(186,856)
EcoLogical Strategy ETF	5,683,683	868,916	(58,792)	810,124

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to basis adjustments for investments in partnerships.

The tax character of distributions paid during the fiscal year ended April 30, 2016 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total
	Income	Capital Gains	Distributions	Distributions Paid
US Market Rotation Strategy ETF	$62,716	$85,381	$148,097	$148,097
EcoLogical Strategy ETF	6,704	294,681	301,385	301,385

As of April 30, 2016 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)
US Market Rotation Strategy ETF	$12,746	$572,186	$584,932	$—	$210,579	$795,511
EcoLogical Strategy ETF	14,721	578,551	593,272	(212,491)	588,245	969,026

Under current tax law, capital losses realized after October 31 of a Funds’ fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2017.

Post-October Loss
EcoLogical Strategy ETF	$212,491

(7)	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

(8)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2016.

Semi-Annual Shareholder Report | 13

strategyshares

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.strategysharesetfs.com by selecting “Form N-Q”.

Rational Advisors, Inc. is the Investment Advisor of Strategy Shares. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S . government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 86280R100           Cusip 86280R209

Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title)  /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date    1/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date    1/6/17

By (Signature and Title)  /s/ James Szilagyi

James Szilagyi, Treasurer

Date    1/6/17